Form 8-K Document	Oct. 31, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	LKQ CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50404
Entity Tax Identification Number	36-4215970
Entity Address, Address Line One	500 West Madison Street,
Entity Address, Address Line Two	Suite 2800
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	312
Local Phone Number	621-1950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Entity Central Index Key	0001065696
Trading Symbol	LKQ
Security Exchange Name	NASDAQ
Amendment Flag	false